Condensed financial information of the parent company	6 Months Ended
Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 16 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of the consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The subsidiary did not pay any dividend to the Company for the periods presented herein. For the purpose of presenting parent-only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “share of income of subsidiary”. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

The Company did not have significant capital and other commitments, long-term obligations, or guarantees as of March 31, 2025 and September 30, 2024.

PARENT COMPANY BALANCE SHEETS

	March 31, 2025	September 30, 2024
	(Unaudited)
ASSETS
OTHER ASSETS
Investment in subsidiaries	$3,386,474	$3,609,253
Deferred IPO costs	861,698	843,099
Total assets	4,248,172	4,452,352

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Other payables	7,889	7,889
Due to related parties	286,491	60,000
Total liabilities	294,380	67,889

COMMITMENTS AND CONTINGENCIES	—	—

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.000001 par value, 49,000,000,000 shares authorized, 5,500,000 shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively*	6	6
Preference shares, $0.000001 par value, 1,000,000,000 shares authorized, no shares issued and outstanding as of March 31, 2025 and September 30, 2024, respectively*	—	—
Additional paid-in capital	2,860,566	2,860,566
Statutory reserves	186,225	186,225
Accumulative profits	1,150,922	1,519,737
Accumulated other comprehensive loss	(243,927)	(182,071)
Total shareholders’ equity	3,953,792	4,384,463

Total liabilities and shareholders’ equity	$4,248,172	$4,452,352

* Shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1) and the Share Subdivision, Re-designation and the share surrender effected on November 3, 2023 (Note 11).

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
OTHER (EXPENSE) INCOME
Equity (loss) income of subsidiaries	$(160,923)	$387,660
General and administrative expenses	(207,892)	—
Total other (expense) income, net	(368,815)	387,660

NET (LOSS) INCOME	(368,815)	387,660
FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(61,856)	24,166
COMPREHENSIVE (LOSS) INCOME	$(430,671)	$411,826

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Six Months Ended March 31,
	2025	2024
	(Unaudited)	(Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$(368,815)	$387,660
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Equity (loss) income of subsidiaries	160,923	(387,660)
Changes in operating assets and liabilities:
Due to related parties	207,892	—
Net cash used in operating activities	—	—

CHANGES IN CASH	—	—

CASH AND RESTRICTED CASH, beginning of the period	—	—

CASH AND RESTRICTED CASH, end of the period	$—	$—